Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables.
Trade and other receivables
17.	Trade and other receivables

	2021	2020	2019
	€	€	€
Trade receivables	5,000	5,000	—
Deposits and prepayments	639,225	9,380	—
Accrued income	23,082	—	—
VAT recoverable	1,538,322	308,871	94,255
Receivables from Payment Service Providers	10,116,182	1,861,147	905,816
Gaming tax receivable	800,582	—	-
Other receivables	828,349	493,880	602,981
	13,950,742	2,678,278	1,603,052

During the year 2021, Gamart Ltd overpaid gaming taxes in Greece of €800,582 and this amount will be offset against the gaming taxes for the year 2022.

Other receivables include:

	2021	2020	2019
	€	€	€
Refundable deposits of license requirements	400,000	400,000	400,045
Sundry receivables	428,349	93,880	202,936
	828,349	493,880	602,981

The Group has recognized a loss of €492,809 (2020 Gain: €77,970) for the impairment of other receivables during the year ended December 31, 2021. The loss has been included in other operating income and expenses in profit or loss.

The fair values of trade and other receivables due within one year approximate to their carrying amounts as presented above.